Finance income - Summary of finance income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest income	€ 5,250	€ 5,179	€ 6,661
Other finance income		118	1,856
Total	€ 5,250	€ 5,297	€ 8,517